Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

[A] Basis of Presentation

The Company’s fiscal year ends on March 31. The accompanying interim condensed combined and consolidated balance sheet as of December 31, 2019 and the interim condensed combined and consolidated statements of operations, comprehensive loss, cash flows and stockholders’ equity for the three and nine months ended December 31, 2019 and 2018 are unaudited. The unaudited interim condensed combined and consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and follow the requirements of the Securities and Exchange Commission (“SEC”) for interim reporting. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for complete financial statements as certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. The unaudited interim condensed combined and consolidated financial statements have been prepared on the same basis as the audited combined and consolidated financial statements. Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

In the opinion of management, the unaudited interim condensed combined and consolidated financial statements include all the adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the Company’s consolidated financial position and the combined and consolidated results of its operations and cash flows for the interim periods presented. The results for the three and nine months ended December 31, 2019 are not necessarily indicative of the results to be expected for the year ending March 31, 2020 or for any future period. The condensed combined and consolidated balance sheet as of March 31, 2019 included herein was derived from the audited financial statements as of that date. These interim condensed combined and consolidated financial statements should be read in conjunction with the Company’s audited financial statements included in the Company’s definitive proxy statement filed with the SEC on November 29, 2019.

Prior to July 6, 2018 (date of formation), the Company’s financial statements were derived by carving out the historical results of operations and historical cost basis of the assets and liabilities associated with product candidate IMVT-1401, that have been contributed to the Company by RSL, from RSL’s financial statements. Because the transfer of assets and liabilities in the formation of the Company were between entities under the common control of RSL and/or its wholly owned subsidiaries, the financial statements of the Company have been presented as if the Company had been a separate business since the acquisition of IMVT-1401 by RSG on December 19, 2017. Prior to July 6, 2018 (date of formation), the Company’s financial statements include reasonable allocations for assets and liabilities and expenses attributable to the Company’s operations. Beginning on July 6, 2018 (date of formation), the condensed combined and consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. The Company has no unconsolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

The Company believes that the assumptions underlying the allocations of expenses as well as assets and liabilities in the carve-out financial information are reasonable, however, the financial position, results of operations and cash flows may have been materially different if the Company had operated as a stand-alone entity prior to July 6, 2018 (date of formation).

The Company has calculated its income tax amounts using a separate return methodology and it has presented these amounts as if it were a separate taxpayer from RSL.

In April 2012, the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) was enacted. Section 107(b) of the JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has irrevocably elected not to avail itself of this extended transition period, and, as a result, the Company will adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies.

All share and per-share data reported in the condensed combined and consolidated financial statements herein have been retrospectively restated to reflect the effect of the Business Combination (as discussed in Note 3).

[A] Basis of Presentation:

The Company’s fiscal year ends on March 31. The accompanying combined and consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The Company’s financial statements are derived by carving out the historical results of operations and historical cost basis of the assets and liabilities associated with product candidate IMVT-1401, that have been contributed to the Company by RSL, from RSL’s financial statements. Because the transfer of assets and liabilities in the formation of the Company were between entities under the common control of RSL and/or its wholly owned subsidiaries (See Note 3), the financial statements of the Company have been presented as if the Company had been a separate business since the acquisition of IMVT-1401 by RSG on December 19, 2017 and accordingly, the assets, liabilities and expenses relating to the Company’s operations have been separated from RSL in the financial statements for periods prior to and after the Company’s formation through March 31, 2019. The financial statements as of and for the period ended March 31, 2018, and for the year ended March 31, 2019 include reasonable allocations for assets and liabilities and expenses attributable to the Company’s operations. Beginning on July 6, 2018 (date of formation), the combined and consolidated financial statements include the accounts of Immunovant Sciences Ltd. and its wholly owned subsidiaries, ISHL, Immunovant, Inc., and ISG. The Company has no unconsolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

The carve-out financial information includes both direct and indirect expenses. The historical direct expenses consist primarily of the upfront license fees paid to HanAll, salaries of research and development employees directly involved in the Company’s activities, share-based compensation for such employees, preclinical and clinical trial related expenses, research expenses and fees paid to scientific advisors. The indirect expenses consist of allocated employee costs, share-based compensation, legal, professional and consulting fees attributable to the Company and general and administrative overhead allocated as a proportion of the time spent by employees directly involved in the Company’s activities compared to the total time spent by all the RSI employees.

Prepaid expenses, other current assets, fixed assets, accounts payable, and accrued liabilities reflect 100% of the assets and liabilities directly related to the Company’s operations. Compensation and related expenses were allocated based on the relative percentage of time utilized on company matters by the respective RSI employee. The allocation of all other assets, liabilities and expenses was based on management estimates.

The Company believes that the assumptions underlying the allocations of direct and indirect expenses as well as assets and liabilities in the carve-out financial information are reasonable, however, the financial position, results of operations and cash flows may have been materially different if the Company had operated as a stand-alone entity for the period from December 19, 2017 to March 31, 2018 and for the period from April 1, 2018 to July 6, 2018 (date of formation).

The Company has calculated its income tax amounts using a separate return methodology and it has presented these amounts as if it were a separate taxpayer from RSL.

In April 2012, the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) was enacted. Section 107(b) of the JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has irrevocably elected not to avail itself of this extended transition period, and, as a result, the Company will adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies.

Use of Estimates

[B] Use of Estimates

The preparation of condensed combined and consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed combined and consolidated financial statements and accompanying notes. The Company regularly evaluates estimates and assumptions related to assets, liabilities, stock-based compensation, research and development costs and income taxes. The Company bases its estimates and assumptions on historical experience and on various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

[B] Use of Estimates:

The preparation of combined and consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the combined and consolidated financial statements and accompanying notes. The Company regularly evaluates estimates and assumptions related to assets, liabilities, share-based compensation, research and development costs and income taxes. The Company bases its estimates and assumptions on historical experience and on various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Risks and Uncertainties

[C] Risks and Uncertainties

The Company is subject to risks common to early stage companies in the biopharmaceutical industry including, but not limited to, uncertainties related to commercialization of products, regulatory approvals, dependence on key products, third-party service providers such as contract research organizations, protection of intellectual property rights and the ability to make milestone, royalty or other payments due under any license, collaboration or supply agreements.

[C] Risks and Uncertainties:

The Company is subject to risks common to early stage companies in the biopharmaceutical industry including, but not limited to, uncertainties related to commercialization of products, regulatory approvals, dependence on key products, third-party service providers such as contract research organizations, protection of intellectual property rights and the ability to make milestone, royalty or other payments due under any license, collaboration or supply agreements.

Concentration of Credit Risk

[D] Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk include cash. At December 31, 2019, the cash balance is deposited in one banking institution that the Company believes is of high credit quality and is in excess of federally insured levels. The Company maintains its cash with an accredited financial institution and accordingly, such funds are subject to minimal credit risk. The Company has not experienced any losses on its cash deposits.

[D] Concentrations of Credit Risk:

Financial instruments that potentially subject the Company to concentration of credit risk include cash. At March 31, 2019 substantially all of the cash balance is deposited in two banking institutions that the Company believes are of high credit quality and are in excess of federally insured levels. The Company maintains its cash with accredited financial institutions and accordingly, such funds are subject to minimal credit risk. The Company has not experienced any losses on its cash deposits.

Cash and Cash Equivalents

[E] Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less from the date of purchase to be cash equivalents. At December 31, 2019, cash consisted of cash in bank deposits held at a financial institution. There were no cash equivalents as of December 31, 2019 or March 31, 2019.

[E] Cash and Cash Equivalents:

The Company considers all highly liquid investments with original maturities of three months or less from the date of purchase to be cash equivalents. At March 31, 2019, cash consisted of cash in bank deposits held at financial institutions.

Property and Equipment

[F] Property and Equipment:

Property and equipment, consisting of computers, is recorded at cost. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed to operations as incurred. Upon disposal, retirement or sale, the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the combined and consolidated statements of operations. Depreciation is recorded using the straight-line method over the estimated useful life of three years.

The Company reviews the recoverability of all long-lived assets, including the related useful lives, whenever events or changes in circumstances indicate that the carrying amount of a long-lived asset might not be recoverable. Recoverability is measured by comparison of the book values of the assets to future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the book value of the assets exceed their fair value, which is measured based on the projected discounted future net cash flows arising from the assets.

Contingencies

[G] Contingencies:

The Company may be, from time to time, a party to various disputes and claims arising from normal business activities. The Company continually assesses litigation to determine if an unfavorable outcome would lead to a probable loss or reasonably possible loss which could be estimated. The Company accrues for all contingencies at the earliest date at which the Company deems it probable that a liability has been incurred and the amount of such liability can be reasonably estimated. If the estimate of a probable loss is a range and no amount within the range is more likely than another, the Company accrues the minimum of the range. In the cases where the Company believes that a reasonably possible loss exists, the Company discloses the facts and circumstances of the litigation, including an estimable range, if possible.

Research and Development Expense

[F] Research and Development Expense

Research and development costs with no alternative future use are expensed as incurred. Payments for a product license prior to regulatory approval of the product and payments for milestones achieved prior to regulatory approval of the product are expensed in the period incurred as research and development. Milestone payments made in connection with regulatory approvals are capitalized and amortized to cost of product sales over the remaining useful life of the asset. Research and development expenses primarily consist of employee-related costs and expenses from third parties who conduct research and development activities on behalf of the Company. The estimated costs of research and development activities conducted by third-party service providers, which primarily include the conduct of clinical trials and contract manufacturing activities, are accrued over the service periods specified in the contracts and adjusted as necessary based upon an ongoing review of the level of effort and costs actually incurred. The estimate of the work completed is developed through discussions with internal personnel and external services providers as to the progress toward completion of the services and the agreed-upon fee to be paid for such services. As actual costs become known, the accrued estimates are adjusted. Such estimates are not expected to be materially different from amounts actually incurred, however the Company’s understanding of the status and timing of services performed, the number of subjects enrolled, and the rate of subject enrollment may vary from estimates and could result in reporting amounts that are higher or lower than incurred in any particular period. The estimate of accrued research and development expense is dependent, in part, upon the receipt of timely and accurate reporting from clinical research organizations and other third-party service providers.

[H] Research and Development Expense:

Research and development costs with no alternative future use are expensed as incurred. Payments for a product license prior to regulatory approval of the product and payments for milestones achieved prior to regulatory approval of the product are expensed in the period incurred as research and development. Milestone payments made in connection with regulatory approvals are capitalized and amortized to cost of product sales over the remaining useful life of the asset. Research and development expenses primarily consist of employee-related costs and expenses from third parties who conduct research and development activities on behalf of the Company. The estimated costs of research and development activities conducted by third-party service providers, which primarily include the conduct of clinical trials and contract manufacturing activities, are accrued over the service periods specified in the contracts and adjusted as necessary based upon an ongoing review of the level of effort and costs actually incurred. The estimate of the work completed is developed through discussions with internal personnel and external services providers as to the progress toward completion of the services and the agreed-upon fee to be paid for such services. As actual costs become known, the accrued estimates are adjusted. Such estimates are not expected to be materially different from amounts actually incurred, however the Company’s understanding of the status and timing of services performed, the number of subjects enrolled, and the rate of subject enrollment may vary from estimates and could result in reporting amounts that are higher or lower than incurred in any particular period. The estimate of accrued research and development expense is dependent, in part, upon the receipt of timely and accurate reporting from clinical research organizations and other third-party service providers.

Income Taxes

[I] Income Taxes:

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the combined and consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between amounts in the combined and consolidated financial statements and the tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income tax (benefit) expense in the accompanying statement of operations in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of its net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.

Share-based Compensation

[J] Share-based Compensation:

Share-based awards to employees and directors are valued at fair value on the date of the grant and that fair value is recognized as share-based compensation expense over the requisite service period. The Company values its stock options that only have service vesting requirements or performance-based awards without market conditions using the Black-Scholes option pricing model. For performance-based awards with market conditions, the Company determines the fair value of awards as of the grant date using a Monte Carlo simulation model.

Certain assumptions need to be made with respect to utilizing the Black-Scholes option pricing model, including the expected life of the award, volatility of the underlying shares, the risk-free interest rate and the fair value of the Company’s common shares. Since the Company has no option exercise history, it has generally elected to estimate the expected life of an award based upon the “simplified method” with the continued use of this method extended until such time the Company has sufficient exercise history. The risk-free interest rate is based on the rates paid on securities issued by the U.S. Treasury with a term approximating the expected life of the equity award. The expected share price volatility for the Company’s common shares is estimated by taking the average historical price volatility for industry peers. The Company accounts for pre-vesting award forfeitures when they occur.

As part of the valuation of share-based compensation under the Black-Scholes option pricing model, it is necessary for the Company to estimate the fair value of its common shares. Given the absence of a public trading market, and in accordance with the American Institute of Certified Public Accountants’ Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, the Company exercised reasonable judgment and considered numerous objective and subjective factors to determine its best estimate of the fair value of its common shares. The estimation of the fair value of the common shares considered factors including the following: the estimated present value of the Company’s future cash flows; the Company’s business, financial condition and results of operations; the Company’s forecasted operating performance; the illiquid nature of the Company’s common shares; industry information such as market size and growth; market capitalization of comparable companies and the estimated value of transactions such companies have engaged in; and macroeconomic conditions.

Determining the appropriate amount to expense for performance-based awards based on the achievement of stated goals requires judgment. The estimate of expense is revised periodically based on the probability of achieving the required performance targets and adjustments are made as appropriate. The cumulative impact of any revisions is reflected in the period of change. If any applicable financial performance goals are not met, no compensation expense is recognized, and any previously recognized compensation cost is reversed.

Financial Instruments

[G] Financial Instruments

The Company applies a fair value framework in order to measure and disclose its financial assets and liabilities. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy requires an entity to maximize the use of observable inputs, where available, and minimize the use of unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Fair values are determined by utilizing quoted prices for similar assets and liabilities in active markets or other market observable inputs such as interest rates and yield curves.

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

To the extent the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The Company’s financial instruments consist of cash, accounts payable, accrued expenses and amounts due to Roivant Sciences Ltd. These financial instruments are stated at their respective historical carrying amounts, which approximates fair value due to their short-term nature.

[K] Financial Instruments:

The Company applies a fair value framework in order to measure and disclose its financial assets and liabilities. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy requires an entity to maximize the use of observable inputs, where available, and minimize the use of unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Fair values are determined by utilizing quoted prices for similar assets and liabilities in active markets or other market observable inputs such as interest rates and yield curves.

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

To the extent the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The Company’s financial instruments consist of cash, accounts payable, and accrued expenses. These financial instruments are stated at their respective historical carrying amounts, which approximates fair value due to their short-term nature.

Foreign Currency

[H] Foreign Currency

The Company has operations in the United States, the United Kingdom, Bermuda, and Switzerland. The results of its non-U.S. dollar based functional currency operations are translated to U.S. dollars at the average exchange rates during the period. The Company’s assets and liabilities are translated using the current exchange rate as of the condensed combined and consolidated balance sheet date and equity is translated using historical rates. Adjustments resulting from the translation of the condensed combined and consolidated financial statements of the Company’s foreign functional currency subsidiaries into U.S. dollars are excluded from the determination of net loss and are accumulated in a separate component of equity. Foreign exchange transaction gains and losses are included in other (income)/expense, net in the condensed combined and consolidated statements of operations.

[L] Foreign Currency:

The Company has operations in the United States, the United Kingdom, Bermuda, and Switzerland. The results of its non-U.S. dollar based functional currency operations are translated to U.S. dollars at the average exchange rates during the period. The Company’s assets and liabilities are translated using the current exchange rate as of the combined and consolidated balance sheet date and equity is translated using historical rates. Adjustments resulting from the translation of the combined and consolidated financial statements of the Company’s foreign functional currency subsidiaries into U.S. dollars are excluded from the determination of net loss and are accumulated in a separate component of equity. Foreign exchange transaction gains and losses are included in other income (expense), net in the combined and consolidated statements of operations.

Net Loss Per Common Share

[I] Net Loss per Common Share

Basic net loss per common share is computed by dividing net loss applicable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is computed by dividing the net loss applicable to common stockholders by the diluted weighted-average number of common shares outstanding during the period. In periods in which the Company reports a net loss, all common stock equivalents are deemed anti-dilutive such that basic net loss per common share and diluted net loss per common share are equivalent. Potentially dilutive common shares have been excluded from the diluted net loss per common share computations in all periods presented because such securities have an anti-dilutive effect on net loss per common share due to the Company’s net loss. There are no reconciling items used to calculate the weighted-average number of total common shares outstanding for basic and diluted net loss per common share data.

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2019	2018	2019	2018
Preferred stock as converted	10,000	—	10,000	—
Restricted stock (unvested) (See Note 3)	1,800,000	—	1,800,000	—
Options	4,209,573	118,843	4,209,573	118,843
Warrants	5,750,000	—	5,750,000	—

Total	11,769,573	118,843	11,769,573	118,843

The Company was formed on July 6, 2018 and basic and diluted net loss per common share was calculated assuming the shares issued at formation were outstanding for the period prior to incorporation adjusted for subsequent share issuances during the period.

The shares and net loss per common share, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination (0.48906624 Immunovant, Inc. shares for 1.0 ISL Share).

[M] Net Loss Per Common Share:

Basic net loss per common share is computed by dividing net loss applicable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is computed by dividing the net loss applicable to common shareholders by the diluted weighted-average number of common shares outstanding during the period calculated in accordance with the treasury stock method. For the period from December 19, 2017 to March 31, 2018, there were no instruments outstanding and the net loss per share was calculated as if the shares issued at formation were outstanding for the period ended March 31, 2018. For the year ended March 31, 2019, options to purchase 189,269 common shares were not included in the calculation of diluted weighted-average number of common shares outstanding because they were anti-dilutive given the net loss of the Company. The Company was formed on July 6, 2018 and basic and diluted net loss per common share was calculated assuming the shares issued at formation were outstanding for the period prior to incorporation adjusted for subsequent share issuances during the period.

Recently Issued Accounting Pronouncements

[N] Recently Issued Accounting Pronouncements:

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU No. 2016-02”), a comprehensive new lease standard that amends various aspects of existing accounting guidance for leases. The core principle of ASU No. 2016-02 requires lessees to present the assets and liabilities that arise from leases on their consolidated balance sheets. ASU No. 2016-02 is effective for annual periods beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2018. Early adoption is permitted.

The Company plans to adopt the requirements of the new lease standard effective April 1, 2019. The Company will elect the optional transition method to apply the standard as of the effective date and therefore will not apply the standard to the comparative periods presented in the financial statements. The Company will elect the transition package of three practical expedients permitted within the standard, which eliminates the requirements to reassess prior conclusions about lease identification, lease classification, and initial direct costs. The Company will not elect the hindsight practical expedient, which permits the use of hindsight when determining lease term and impairment of right-of-use assets. Further, the Company will elect a short-term lease exception policy to not apply the recognition requirements of this standard to short-term leases with terms of 12 months or less and an accounting policy to account for lease and non-lease components as a single component for certain classes of assets. The Company does not expect the adoption of the standard to have a material impact on the combined and consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, “Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting,” or ASU No. 2018-07. ASU No. 2018-07 simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. ASU No. 2018-07 is effective for interim and annual reporting periods beginning after December 15, 2018 and early adoption is permitted. The Company is currently evaluating the new standard and its impact on the Company’s combined and consolidated financial position, results of operations and related disclosures.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” or ASU No. 2018-13. ASU No. 2018-13 removes, modifies, and adds certain recurring and nonrecurring fair value measurement disclosures, including removing disclosures around the amount(s) of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation process for Level 3 fair value measurements, among other things. ASU No. 2018-13 adds disclosure requirements around changes in unrealized gains and losses included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and a narrative description of measurement uncertainty. The amendments in ASU No. 2018-13 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty are to be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption, with all other amendments applied retrospectively to all periods presented. Early adoption is permitted. The Company is currently evaluating the new standard and its impact on the combined and consolidated financial statements.

Recently Adopted Accounting Pronouncements

[L] Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU No. 2016-02”), a comprehensive new lease standard that amends various aspects of existing accounting guidance for leases. The core principle of ASU No. 2016-02 requires lessees to present the assets and liabilities that arise from leases on their consolidated balance sheets. ASU No. 2016-02 is effective for annual periods beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2018, with early adoption permitted. The Company has adopted this ASU as of April 1, 2019, with no impact on the Company’s condensed combined and consolidated financial statements and related disclosures. The Company elected the optional transition method to apply the standard as of the effective date and therefore will not apply the standard to the comparative periods presented in the condensed combined and consolidated financial statements. The Company elected the transition package of three practical expedients permitted within the standard, which eliminates the requirements to reassess prior conclusions about lease identification, lease classification, and initial direct costs. The Company did not elect the hindsight practical expedient, which permits the use of hindsight when determining lease term and impairment of right-of-use assets. Further, the Company elected a short-term lease exception policy to not apply the recognition requirements of this standard to short-term leases with terms of 12 months or less and an accounting policy to account for lease and non-lease components as a single component for certain classes of assets.

[O] Recently Adopted Accounting Pronouncements:

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU No. 2016-01”) which requires entities with financial liabilities measured using the fair value option in ASC 825 to recognize the changes in fair value of liabilities caused by a change in instrument-specific credit risk (own credit risk) in other comprehensive income. The ASU is effective for public business entities in fiscal years beginning after December 15, 2017. Entities can early adopt certain provisions of the new standard, including the provision related to financial liabilities measured under the fair value option. The Company adopted ASU No. 2016-01 as of April 1, 2018. The adoption of ASU No. 2016-01 did not have a material impact on the Company’s combined and consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force, or ASU No. 2016-18. The amendments in this update require that amounts generally described as restricted cash and restricted cash equivalents be included within cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU No. 2016-18 is effective for annual reporting periods beginning after December 15, 2017 and is required to be adopted using a retrospective approach, if applicable, with early adoption permitted. The Company adopted ASU No. 2016-18 on April 1, 2018. The adoption of ASU No. 2016-18 did not have a material impact on the Company’s combined and consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (“ASU No. 2017-01”), which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU No. 2017-01 is effective for annual reporting periods beginning after December 15, 2017, and interim periods within those years, with early adoption permitted. The Company has adopted this ASU as of April 1, 2018, with no impact on its financial statements.

In February 2018, the FASB issued ASU No. 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (“ASU No. 2018-02”). ASU No. 2018-02 allows companies to reclassify stranded tax effects resulting from the Tax Cuts and Jobs Act, from accumulated other comprehensive (loss) income to retained earnings. ASU No. 2018-02 is effective for interim and annual reporting periods beginning after December 15, 2018 and early adoption is permitted. The adoption of ASU 2018-02 on April 1, 2018 did not have a material impact on the Company’s combined and consolidated financial statements.

Deferred Offering Costs

[J] Deferred Offering Costs

Offering costs comprised of legal, and accounting fees and other costs incurred through June 30, 2019 were directly related to ISL’s proposed initial public offering (“IPO”). In August 2019, ISL’s board of directors determined to suspend ISL’s IPO registration process. Accordingly, the Company has written off deferred offering costs previously capitalized to general and administrative expense within the accompanying condensed combined and consolidated statement of operations for the nine months ended December 31, 2019.

Common Stock Warrants

[K] Common Stock Warrants

The Company accounts for the issuance of common stock warrants based on the terms of the contract and whether there are any requirements for the Company to net cash settle the contract under any terms or conditions. Warrants for the purchase of 5,750,000 shares of common stock were issued by HSAC as part of the units sold in its IPO in May 2019. Each unit was comprised of one share of common stock and a warrant to purchase one half of one share of common stock upon the consummation of a business combination by HSAC. None of the terms of the warrants were modified as a result of the Business Combination.

The warrants are freestanding financial instruments that are legally detachable from the shares of common stock that were issued at the same time. The warrants are redeemable at the Company’s option in certain conditions. The warrants require settlement to be in physical shares of common stock only. The terms of all of the outstanding warrant contracts expressly state there are no requirements for the Company to net cash settle the warrants under any circumstances. Accordingly, the Company has accounted for the warrants as equity instruments.